Product Warranties - Summary of Changes in Product Warranty Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 42.4	$ 46.6	$ 52.8
Increase (Decrease) in accrual	2.4	0.8	(0.8)
Acquired during the period	0.0	0.0	0.5
Settlements made in cash or in kind	(5.2)	(5.0)	(5.9)
Balance at end of period	$ 39.6	$ 42.4	$ 46.6